Financial Instruments (Details 2) - Liquidity risk [member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 27,884,630
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,213,921
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	522,317
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,839,967
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	11,955,535
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,352,890
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,646,091
Loans And Financing [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	41,912
Loans And Financing [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	177,623
Loans And Financing [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	842,349
Loans And Financing [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,215,105
Loans And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,369,102
Debentures [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	13,390,792
Debentures [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	116,823
Debentures [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	12,567
Debentures [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,885,073
Debentures [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	7,556,981
Debentures [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,819,348
Payable Related To Concession [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,342,890
Payable Related To Concession [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	9,152
Payable Related To Concession [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	18,323
Payable Related To Concession [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	83,621
Payable Related To Concession [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	476,872
Payable Related To Concession [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,754,922
Accounts Payable To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	2,285,573
Accounts Payable To Suppliers [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,997,850
Accounts Payable To Suppliers [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	216,264
Accounts Payable To Suppliers [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	16,393
Accounts Payable To Suppliers [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	55,066
Accounts Payable To Suppliers [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Ordinary Financing Of Taxes With The Federal Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	789,705
Ordinary Financing Of Taxes With The Federal Tax Authorities [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Ordinary Financing Of Taxes With The Federal Tax Authorities [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Ordinary Financing Of Taxes With The Federal Tax Authorities [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	558,591
Ordinary Financing Of Taxes With The Federal Tax Authorities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	231,114
Ordinary Financing Of Taxes With The Federal Tax Authorities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Special Tax Regularization Program Pert [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	450,139
Special Tax Regularization Program Pert [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	5,234
Special Tax Regularization Program Pert [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	10,564
Special Tax Regularization Program Pert [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	49,005
Special Tax Regularization Program Pert [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	295,609
Special Tax Regularization Program Pert [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	89,727
ICMS Installment Payments [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	46,486
ICMS Installment Payments [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	953
ICMS Installment Payments [member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,922
ICMS Installment Payments [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	8,902
ICMS Installment Payments [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	34,709
ICMS Installment Payments [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Sectorial Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	535,116
Sectorial Financial Liabilities [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	40,037
Sectorial Financial Liabilities [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	81,141
Sectorial Financial Liabilities [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	381,780
Sectorial Financial Liabilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	32,158
Sectorial Financial Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	397,838
Lease Liability [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	1,960
Lease Liability [Member] | Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	3,913
Lease Liability [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	14,253
Lease Liability [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	57,921
Lease Liability [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities under undiscounted cash flow	R$ 319,791